Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	108,589,629.30	11,897
Yield Supplement Overcollateralization Amount 01/31/22	3,162,387.90	0
Receivables Balance 01/31/22	111,752,017.20	11,897
Principal Payments	6,883,326.41	273
Defaulted Receivables	49,698.91	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	2,851,524.26	0
Pool Balance at 02/28/22	101,967,467.62	11,620

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.89%
Prepayment ABS Speed	1.01%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,245,105.88	96
Past Due 61-90 days	389,191.63	28
Past Due 91-120 days	116,213.23	9
Past Due 121+ days	0.00	0
Total	1,750,510.74	133

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	95,940.80
Aggregate Net Losses/(Gains) - February 2022	-46,241.89
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.50%
Prior Net Losses/(Gains) Ratio	0.62%
Second Prior Net Losses/(Gains) Ratio	-0.35%
Third Prior Net Losses/(Gains) Ratio	-0.21%
Four Month Average	-0.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average Contract Rate	3.07%
Weighted Average Contract Rate, Yield Adjusted	6.09%
Weighted Average Remaining Term	22.42

Flow of Funds	$ Amount
Collections	7,251,608.60
Investment Earnings on Cash Accounts	57.97
Servicing Fee	(93,126.68)
Transfer to Collection Account	0.00
Available Funds	7,158,539.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	191,085.89
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	6,622,161.68
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	280,518.65

Total Distributions of Available Funds	7,158,539.89

Servicing Fee	93,126.68
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 02/15/22	100,418,210.41
Principal Paid	6,622,161.68
Note Balance @ 03/15/22	93,796,048.73

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-3
Note Balance @ 02/15/22	4,178,210.41
Principal Paid	4,178,210.41
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-4
Note Balance @ 02/15/22	71,720,000.00
Principal Paid	2,443,951.27
Note Balance @ 03/15/22	69,276,048.73
Note Factor @ 03/15/22	96.5923713%

Class B
Note Balance @ 02/15/22	24,520,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	24,520,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	255,859.56
Total Principal Paid	6,622,161.68
Total Paid	6,878,021.24

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	9,992.89
Principal Paid	4,178,210.41
Total Paid to A-3 Holders	4,188,203.30

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	2,443,951.27
Total Paid to A-4 Holders	2,625,044.27

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3186931
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.2484202
Total Distribution Amount	8.5671133

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0366308
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	15.3160206
Total A-3 Distribution Amount	15.3526514

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	34.0762865
Total A-4 Distribution Amount	36.6012865

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,042,854.72
Investment Earnings	40.90
Investment Earnings Paid	(40.90)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$214,746.49	$367,776.09	$445,661.24
Number of Extensions	18	28	31
Ratio of extensions to Beginning of Period Receivables Balance	0.19%	0.31%	0.35%